Federated Hermes Institutional High Yield Bond Fund
(formerly, Federated Institutional High Yield Bond Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.9%
	Aerospace/Defense—1.3%
$35,250,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$37,232,989
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	16,238,787
19,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	19,627,535
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,502,742
9,000,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	9,032,040
18,525,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,611,717
4,750,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	4,853,028
	TOTAL	120,098,838
	Automotive—4.5%
25,625,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	23,943,359
3,575,000	Adient U.S. LLC, 144A, 7.000%, 5/15/2026	3,857,908
3,450,000	Adient U.S. LLC, 144A, 9.000%, 4/15/2025	3,848,906
24,875,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	25,543,516
6,550,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	7,051,534
13,550,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	14,242,744
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	15,142,949
4,600,000	Dana, Inc., 5.625%, 6/15/2028	4,837,521
2,875,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	3,037,438
925,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	949,184
8,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	8,471,719
12,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	12,295,937
6,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	6,060,000
13,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	13,317,531
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	24,375,365
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,839,493
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,204,697
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	9,541,875
17,025,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	18,174,187
13,875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	14,812,672
25,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	26,486,192
16,325,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	16,192,359
8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	8,714,703
10,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	11,081,611
6,975,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	7,226,518
17,375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	18,392,480
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,125,595
55,600,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	58,527,340
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	25,841,757
	TOTAL	401,137,090
	Banking—0.2%
13,225,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	14,947,021
	Building Materials—2.1%
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,010,619
32,825,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	34,788,427

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$25,625,000		Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	$26,767,234
39,350,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	40,632,023
26,375,000		Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	27,181,943
10,400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	11,247,964
600,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	642,993
33,550,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	35,925,508
		TOTAL	186,196,711
		Cable Satellite—8.1%
3,350,000		CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	3,463,414
14,350,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	15,013,687
4,275,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,528,101
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,875,716
53,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	56,076,393
28,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	30,508,206
38,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	40,573,672
11,975,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,705,475
11,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,844,338
8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,426,804
28,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	29,154,955
11,450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	12,119,825
15,250,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	16,012,500
28,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	30,165,850
12,700,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	13,353,859
31,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	34,847,877
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,734,375
4,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,582,813
18,250,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	21,018,251
23,725,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	25,468,787
11,600,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	12,789,000
11,950,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,842,964
20,450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	21,353,174
25,350,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	28,616,728
11,575,000		DISH Network Corp., Sr. Unsecd. Note, 144A, 7.375%, 7/1/2028	12,280,612
13,675,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	14,285,725
15,575,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	10,318,438
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	5,299,470
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	8,865,728
11,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	11,883,000
28,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	30,402,226
4,500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,744,125
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,976,796
12,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,787,824
8,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	9,764,475
35,200,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,312,000
11,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,083,206
6,000,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,391,170
9,575,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	10,211,738
9,850,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,752,162
5,275,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,626,051

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	$4,047,304
17,560,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	18,581,202
24,225,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	25,748,874
	TOTAL	719,438,890
	Chemicals—2.5%
7,775,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	7,881,090
27,400,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	28,324,750
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,277,344
19,875,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	20,344,944
16,825,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,285,410
16,800,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	17,398,332
24,875,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	24,440,434
7,275,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	7,811,531
44,375,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	45,844,256
4,575,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	4,728,926
34,875,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	37,306,659
9,025,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	9,633,872
	TOTAL	225,277,548
	Construction Machinery—0.8%
14,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	15,388,312
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,711,875
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,892,109
8,975,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	9,974,950
9,775,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	10,275,969
8,625,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	8,625,000
9,725,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	10,007,997
2,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,098,984
	TOTAL	71,975,196
	Consumer Cyclical Services—1.9%
17,175,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	18,398,719
63,500,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	70,692,010
47,001,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	51,310,522
14,900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	15,355,120
7,375,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	7,880,667
4,175,000	The Brink's Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	4,443,765
	TOTAL	168,080,803
	Consumer Products—1.0%
10,325,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	11,191,113
14,975,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	15,999,889
8,975,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	9,638,253
7,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	8,397,978
4,000,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	4,355,000
5,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	5,600,782
30,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	31,646,952
	TOTAL	86,829,967
	Diversified Manufacturing—1.5%
4,475,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	4,737,056
2,600,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	2,743,273
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,866,595

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$5,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	$5,929,083
40,750,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	42,753,678
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,367,800
6,875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	6,809,034
8,525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	9,366,545
23,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	25,269,206
12,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,786,350
17,825,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	18,285,687
	TOTAL	137,914,307
	Environmental—0.1%
16,050,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	12,724,681
	Finance Companies—2.0%
3,750,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	3,502,482
2,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	2,643,583
6,450,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 10/26/2020	6,508,373
9,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	8,654,795
1,525,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,567,891
21,775,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	22,373,812
2,400,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 3/25/2021	2,443,236
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,404,375
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,454,016
10,575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	11,076,255
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	52,891
5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	5,787,491
3,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 7.250%, 1/25/2022	3,156,675
30,475,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	28,973,022
49,275,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	50,927,683
22,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	24,421,086
	TOTAL	179,947,666
	Food & Beverage—2.3%
17,075,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,209,807
11,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,955,134
25,400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	26,862,532
6,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	6,910,492
13,275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	13,887,376
6,275,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	7,063,297
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,577,570
7,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	8,197,065
12,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	12,697,688
12,850,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	13,488,581
5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,905,647
11,575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	12,670,863
36,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	39,322,287
21,700,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	21,713,671
	TOTAL	202,462,010
	Gaming—3.4%
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	7,948,133
5,400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	5,959,602
17,950,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	18,378,825

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$16,975,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	$17,247,618
20,100,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	18,148,993
3,000,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	3,127,500
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,717,199
18,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	18,539,500
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,130,827
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,072,484
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,200,752
11,450,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	12,048,148
3,300,000	MGM Resorts International, 6.000%, 3/15/2023	3,457,097
7,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	7,616,279
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	6,094,789
7,889,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	8,169,967
15,950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	16,613,121
24,375,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	20,685,722
35,425,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	38,307,709
16,825,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	15,110,953
22,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	21,337,203
5,575,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	5,316,571
2,675,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	2,714,710
1,675,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	1,690,444
6,000,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	6,079,500
13,850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,287,314
7,900,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	8,328,101
	TOTAL	307,329,061
	Health Care—7.9%
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,780,563
19,700,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	20,061,199
28,650,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	29,548,321
26,225,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	25,009,340
30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	32,565,787
4,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	5,188,192
33,625,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	33,919,219
5,175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	5,241,240
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,101,804
9,800,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	10,124,527
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,375,212
5,250,000	HCA, Inc., 5.000%, 3/15/2024	5,918,865
28,425,000	HCA, Inc., 5.875%, 2/15/2026	33,301,309
1,575,000	HCA, Inc., 5.875%, 5/1/2023	1,730,854
42,550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	44,767,852
31,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	35,591,252
5,975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,856,014
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	6,210,230
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	5,516,903
13,475,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	14,266,387
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	9,035,184
12,225,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	13,203,000
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	7,119,649

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$31,575,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	$35,154,184
14,475,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	15,325,696
53,775,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	55,253,812
27,050,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	27,550,154
5,250,000		Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	5,098,511
49,050,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	28,694,250
2,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,734,875
4,600,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,984,491
4,950,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,215,122
5,725,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	6,034,264
12,875,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,483,987
16,425,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	17,499,195
8,650,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	9,200,183
1,150,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,273,930
18,050,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	18,590,958
10,000,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,235,000
16,600,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	17,529,600
21,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	21,991,519
7,550,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,067,628
41,250,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	41,971,875
		TOTAL	702,322,137
		Health Insurance—1.5%
10,725,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	11,167,406
28,925,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	30,968,840
23,200,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	24,918,308
6,675,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,925,780
5,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,173,542
3,175,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 5/15/2022	3,233,642
10,325,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	10,983,270
17,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	19,113,429
20,300,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	22,666,067
		TOTAL	136,150,284
		Independent Energy—4.1%
4,575,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,913,703
1,850,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,488,741
8,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	6,039,096
13,500,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	11,200,477
4,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	2,831,664
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	7,272,218
12,793,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	3,939,668
6,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	2,147,886
11,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	3,642,077
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,928,146
11,675,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,316,853
14,159,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	1,334,344
1,900,000	[1,2]	Chesapeake Energy Corp., 5.750%, 3/15/2023	90,250
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	521,469
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	8,504,769
25,250,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	24,808,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$14,775,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	$184,688
2,021,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	2,052,578
17,300,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	19,097,383
10,275,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	11,909,239
2,425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,444,170
9,900,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	10,182,793
6,725,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	7,075,978
6,375,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	3,357,999
7,250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	3,506,426
2,100,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,250,004
4,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	2,228,253
9,625,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	9,846,038
3,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	767,828
12,066,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,274,139
9,550,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	1,725,255
15,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	15,039,574
3,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	2,722,500
11,875,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	11,239,212
5,800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	4,567,500
9,225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	7,512,609
11,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	9,254,847
2,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	2,081,547
13,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	13,427,939
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,500,000
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,433,531
10,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	11,497,500
18,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	20,351,375
4,850,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,926,557
12,075,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	12,139,782
3,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,616,190
2,025,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	2,091,440
6,750,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	7,083,281
10,025,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	7,023,766
6,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	3,850,682
4,050,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	3,915,216
11,994,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,082,456
6,450,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	6,004,402
5,075,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	2,809,748
5,575,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,919,321
2,900,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,436,675
7,225,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	3,638,221
9,925,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	9,357,290
10,900,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	32,700
6,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	6,459,952
6,475,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	6,396,912
502,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	519,076
4,125,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	4,219,483
3,775,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	3,871,829
12,350,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	2,261,594

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$9,500,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	$1,655,613
		TOTAL	369,822,577
		Industrial - Other—0.7%
5,182,482		Anagram International, Inc., 144A, 10.00%, 8/15/2026	2,447,168
8,525,000		Cushman & Wakefield U.S. Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	9,148,391
3,575,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,818,547
18,025,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	18,137,656
5,800,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	6,177,000
19,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,984,375
		TOTAL	60,713,137
		Insurance - P&C—4.7%
8,175,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	8,705,108
5,025,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	5,099,596
38,675,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	41,157,548
43,975,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	48,584,020
15,400,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500%, 1/15/2027	15,146,670
31,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,867,000
13,225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	13,999,456
105,750,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	110,879,404
2,975,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	3,233,453
42,350,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	43,889,422
42,700,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	42,966,875
8,200,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	8,525,950
49,075,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	50,454,744
		TOTAL	424,509,246
		Leisure—0.5%
3,050,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	2,826,023
2,800,000		SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	2,849,000
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	22,520,750
4,950,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,323,255
1,600,000		Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	1,726,000
3,875,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	2,561,937
10,975,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	8,970,032
		TOTAL	46,776,997
		Lodging—0.6%
3,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,715,075
11,650,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	12,487,344
3,700,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2024	3,750,487
15,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	16,149,608
4,850,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	5,103,558
25,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	25,497
6,250,000		RHP Hotel Property/RHP Finance Corp., Series WI, 4.750%, 10/15/2027	5,823,063
9,175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	9,385,153
		TOTAL	56,439,785
		Media Entertainment—6.4%
3,750,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 12/15/2022	3,791,156
22,150,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	22,739,301
9,850,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	10,034,687
18,025,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	14,891,264

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$8,625,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	$7,841,979
11,625,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	8,980,138
27,800,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	15,255,250
22,925,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	20,542,175
2,525,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	2,587,759
6,725,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,364,884
9,375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	9,655,266
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,587,611
4,275,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	4,251,445
6,250,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	6,323,063
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,593,357
50,104,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	49,819,801
5,050,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	5,311,969
50,000	Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	52,609
23,575,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	24,322,799
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	15,319,689
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,535,600
34,025,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	36,470,207
28,425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	29,280,735
31,850,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	32,021,990
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	16,212,814
1,225,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,146,906
15,050,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	15,144,062
14,475,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	14,675,551
18,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	17,706,138
25,475,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	25,629,378
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	12,836,687
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	42,002,122
52,400,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	53,808,250
5,975,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	6,402,840
	TOTAL	570,139,482
	Metals & Mining—1.5%
17,550,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	17,745,595
13,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	13,696,605
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	7,006,458
9,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	9,718,901
17,325,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	18,570,234
7,975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	8,499,835
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,913,105
19,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	21,776,587
8,725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	8,865,865
22,025,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	22,343,041
	TOTAL	135,136,226
	Midstream—7.1%
9,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	10,018,814
3,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,315,188
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,669,773
17,100,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	18,908,581
33,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	28,731,360

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$26,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$23,165,080
16,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	15,133,156
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	666,750
10,575,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	10,654,313
15,050,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	15,012,375
32,250,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	31,639,185
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,867,659
13,050,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	14,897,841
21,475,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	22,033,350
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,521,550
9,875,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	10,460,489
14,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	15,870,216
8,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	9,318,260
2,125,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,158,469
15,550,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	16,156,916
12,600,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	12,572,091
4,500,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,908,903
9,725,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	8,421,996
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	597,753
10,900,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	11,046,496
15,425,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	15,277,768
1,568,000	MPLX LP, Sr. Unsecd. Note, Series WI, 6.250%, 10/15/2022	1,583,641
3,050,000	MPLX LP, Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2024	3,145,015
22,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	22,456,919
11,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	11,396,537
9,450,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	9,991,391
15,500,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	15,838,132
9,225,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	9,437,313
14,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	14,830,896
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	13,838,180
18,675,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	9,218,820
6,525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	6,711,354
8,475,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,886,546
18,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	19,731,398
23,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	23,833,686
5,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	6,057,784
16,800,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	16,956,324
15,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	16,386,550
13,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	14,106,679
3,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	3,646,500
3,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.750%, 3/15/2024	3,696,534
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,653,338
8,225,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	8,529,161
5,350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	5,390,125
4,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	4,495,313
39,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	35,370,956
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,371,813
5,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	4,644,563
9,325,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	9,455,224

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$3,825,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.250%, 2/1/2050	$3,784,034
	TOTAL	635,469,058
	Oil Field Services—1.4%
7,425,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	7,517,812
25,425,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	26,095,330
13,000,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	8,242,780
2,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,755,669
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	4,924,276
1,550,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	1,094,525
7,900,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	5,953,796
14,775,000	Sesi LLC, 7.125%, 12/15/2021	6,057,750
20,050,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	7,391,332
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	5,430,655
15,675,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	16,050,886
30,600,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	31,436,604
	TOTAL	121,951,415
	Packaging—5.7%
38,125,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	39,030,469
16,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	17,445,370
16,950,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	17,759,701
23,725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	24,816,350
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	85,425
14,275,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	15,092,886
9,025,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,685,224
21,175,000	Berry Plastics Corp., 5.125%, 7/15/2023	21,492,625
9,863,000	Berry Plastics Corp., 6.000%, 10/15/2022	9,912,315
19,625,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	20,037,910
48,025,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	46,164,031
50,000	Crown Americas LLC, 4.500%, 1/15/2023	52,932
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	797,955
10,100,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,575,104
42,800,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	43,575,322
52,225,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	54,292,849
5,225,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,563,658
134,000	Owens-Brockway Glass Container, Inc., 144A, 5.000%, 1/15/2022	134,633
10,700,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	11,033,252
6,775,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	7,170,016
26,475,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	28,410,984
5,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	5,503,203
26,500,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	27,030,000
3,525,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	3,704,828
9,775,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	10,141,563
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	2,095,938
1,625,000	Silgan Holdings, Inc., Sr. Unsecd. Note, Series WI, 4.125%, 2/1/2028	1,669,688
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	19,895,475
12,075,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	12,851,181
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,866,705
29,475,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	32,404,078
	TOTAL	506,291,670

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.4%
$5,625,000		Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	$5,674,641
21,916,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	22,504,992
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,692,969
3,250,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	3,521,570
		TOTAL	35,394,172
		Pharmaceuticals—2.9%
6,400,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,647,744
5,050,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,492,835
5,000,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	5,229,900
11,350,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	11,420,710
2,013,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,020,337
1,420,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	1,421,108
55,050,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	56,894,175
26,675,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	28,377,932
24,725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	27,239,162
16,500,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	18,381,247
11,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,361,785
14,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	16,101,800
20,485,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	15,640,297
13,409,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan—2nd Lien, 144A, 9.500%, 7/31/2027	14,481,720
12,825,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	13,423,030
10,325,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	11,009,031
39,700,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	7,071,563
17,600,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,904,000
5,877,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	6,258,652
		TOTAL	262,377,028
		Restaurants—1.3%
1,825,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,898,803
12,275,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	12,788,340
54,200,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	55,734,131
13,575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	13,860,075
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,485,474
10,400,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,312,236
5,500,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	5,647,978
6,850,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	7,212,057
1,350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,517,906
		TOTAL	119,457,000
		Retailers—0.4%
8,250,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	9,007,969
18,400,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	17,274,104
9,587,482	[3]	Party City Holdings, Inc., 1st Lien Note, 144A, 5.750% (3-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	4,527,209
4,225,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	4,503,617
		TOTAL	35,312,899
		Supermarkets—0.9%
3,800,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	4,119,200
5,550,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	6,086,241
9,900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	11,160,666
37,300,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	38,741,458

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$15,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	$16,327,080
	TOTAL	76,434,645
	Technology—6.6%
17,400,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	17,965,500
10,650,000	BY Crown Parent LLC/BY Bond Finance Inc., 144A, 4.250%, 1/31/2026	11,079,195
10,925,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	11,579,189
4,450,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,767,218
3,450,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	3,579,737
10,925,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	12,289,478
60,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	63,132,007
10,675,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	10,793,973
2,650,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	2,778,525
6,025,000	Financial & Risk U.S. Holdings, Inc., 144A, 6.250%, 5/15/2026	6,528,479
40,475,000	Financial & Risk U.S. Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	44,709,090
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,780,563
6,950,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	7,202,945
44,300,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	46,313,435
27,300,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	27,774,883
15,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	16,312,500
11,525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	12,132,954
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,208,680
11,550,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,671,967
5,850,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	6,517,339
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	7,630,894
3,425,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	3,536,672
12,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,910,047
7,225,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,560,312
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,864,566
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,632,540
20,750,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	22,374,310
6,925,000	Qorvo, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2026	7,444,444
38,250,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	41,166,562
4,975,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	4,894,679
1,000,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,049,220
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,356,100
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,813,363
7,875,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	8,307,456
6,300,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	6,894,563
26,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	30,292,461
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	14,122,023
63,900,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	66,175,798
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	54,405
3,475,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	3,783,406
	TOTAL	586,981,478
	Transportation Services—0.3%
8,525,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	8,253,266
13,750,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	14,746,875
	TOTAL	23,000,141

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.8%
$13,125,000		Calpine Corp., 144A, 4.500%, 2/15/2028	$13,573,612
11,025,000		Calpine Corp., 144A, 5.250%, 6/1/2026	11,498,028
19,325,000		Calpine Corp., 5.750%, 1/15/2025	19,933,737
6,775,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,859,552
6,625,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,806,393
7,575,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,879,250
4,175,000		DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	4,402,204
40,575,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	43,795,641
7,575,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,392,986
14,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	15,303,701
8,525,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	9,214,033
5,125,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,644,854
6,250,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	6,640,625
1,775,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,865,170
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,911,806
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	30,023,348
10,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,486,375
6,525,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	6,883,875
21,275,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	22,869,987
		TOTAL	245,985,177
		Wireless Communications—2.5%
8,075,000		Altice France SA, 144A, 8.125%, 2/1/2027	9,034,754
46,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	49,995,052
12,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	16,405,556
23,050,000		Sprint Corp., 7.125%, 6/15/2024	26,920,325
13,775,000		Sprint Corp., 7.875%, 9/15/2023	16,013,438
19,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	24,146,433
7,450,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	9,323,638
2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	2,511,000
1,800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,857,375
10,525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,418,046
7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,096,406
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,094,155
20,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	20,197,800
4,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	4,611,780
10,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	10,763,482
12,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	13,007,805
		TOTAL	225,397,045
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,197,901,988)	8,210,421,388
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
13,244,105	[3]	Envision Healthcare Corp.,1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025 (IDENTIFIED COST $23,114,131)	7,482,919
		COMMON STOCKS—0.1%
		Chemicals—0.1%
342,645	[1]	Hexion Holdings Corp.	2,278,589
		Media Entertainment—0.0%
141,935	[1]	iHeartMedia, Inc.	1,186,577

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Retailers—0.0%
975,623	[1]	Party City Holdings, Inc.	$1,600,022
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,246,349)	5,065,188
		INVESTMENT COMPANIES—7.4%
530,544,090		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[4]	530,862,417
21,660,504		High Yield Bond Portfolio	133,212,100
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $676,062,725)	664,074,517
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $8,913,325,193)	8,887,044,012
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	43,700,330
		TOTAL NET ASSETS—100%	$8,930,744,342
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	289,445,405	39,061,976	328,507,381
Purchases/Additions	2,134,507,679	—	2,134,507,679
Sales/Reductions	(1,893,408,994)	(17,401,472)	(1,910,810,466)
Balance of Shares Held 7/31/2020	530,544,090	21,660,504	552,204,594
Value	$530,862,417	$133,212,100	$664,074,517
Change in Unrealized Appreciation/Depreciation	$(101,675)	$(739,188)	$(840,863)
Net Realized Gain/(Loss)	$309,690	$(19,576,682)	$(19,266,992)
Dividend Income	$2,831,313	$8,982,787	$11,814,100
Gain Distributions Received	$768	—	$768
1	Non-income-producing security.
2	Issuer in default.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$8,210,421,388	$—	$8,210,421,388
Floating Rate Loan	—	7,482,919	—	7,482,919
Equity Securities:
Common Stocks
Domestic	5,065,188	—	—	5,065,188
Investment Companies	664,074,517	—	—	664,074,517
TOTAL SECURITIES	$669,139,705	$8,217,904,307	$—	$8,887,044,012
The following acronyms are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note